UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte, Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2013 Fair Value

	Investments in Securities – 114.44%
	Common Stock – 114.44%
	United States – 99.32%
	Apparel Manufacturers – 4.41%
539,000	Carter’s, Inc.*	(a)	$30,868,530
195,300	Ralph Lauren Corp.	(a)	33,066,243
			63,934,773

	Applications Software – 5.67%
306,501	Imperva, Inc.*		11,800,288
853,300	Red Hat, Inc.*	(a)	43,142,848
54,000	Salesforce.com, Inc.*		9,656,820
487,269	ServiceNow, Inc.*		17,639,138
			82,239,094

	Casino Hotels – 1.85%
214,610	Wynn Resorts, Ltd.		26,860,588

	Computer Aided Design – 3.17%
1,423,400	Aspen Technology, Inc.*	(a)	45,961,586

	Computer Data Security – 0.23%
266,689	Qualys, Inc.*		3,290,942

	Computer Software – 0.87%
356,100	Akamai Technologies, Inc.*	(a)	12,566,769

	Computers – 2.95%
96,830	Apple, Inc.	(a)	42,859,863

	Computers - Integrated Systems – 1.04%
259,090	Teradata Corp.*		15,159,356

	Computers - Memory Devices – 6.58%
1,432,740	EMC Corp.*	(a)	34,228,159
1,114,241	SanDisk Corp.*	(a)	61,283,255
			95,511,414

	Consulting Services – 3.91%
920,275	Verisk Analytics, Inc., Class A*	(a)	56,716,548

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Consumer Products - Miscellaneous – 1.26%
874,142	Tumi Holdings, Inc.*		$18,304,533

	Diversified Manufacturing Operations – 1.68%
393,450	Danaher Corp.		24,452,917

	E-Commerce / Products – 7.46%
147,741	Amazon.com, Inc.*	(a)	39,371,499
1,271,720	eBay, Inc.*	(a)	68,952,658
			108,324,157

	E-Commerce / Services – 2.20%
609,310	Tripadvisor, Inc.*		32,000,961

	Electronic Components - Miscellaneous – 0.96%
1,027,350	Vishay Intertechnology, Inc.*		13,982,234

	Electronic Components - Semiconductors – 7.11%
217,987	Broadcom Corp., Class A	(a)	7,557,609
987,750	Fairchild Semiconductor International, Inc.*		13,966,785
359,061	OmniVision Technologies, Inc.*	(a)	4,947,861
609,289	Silicon Laboratories, Inc.*	(a)	25,200,193
1,349,740	Xilinx, Inc.		51,519,576
			103,192,024

	Electronic Design Automation – 7.44%
2,460,050	Cadence Design Systems, Inc.*	(a)	34,268,497
2,053,982	Synopsys, Inc.*	(a)	73,696,874
			107,965,371

	Enterprise Software / Services – 2.68%
415,240	Guidewire Software, Inc.*		15,961,826
665,200	Informatica Corp.*		22,929,444
			38,891,270

	Finance - Credit Card – 4.49%
46,000	Mastercard, Inc., Class A	(a)	24,891,980
237,700	Visa, Inc., Class A	(a)	40,370,968
			65,262,948

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Internet Infrastructure Software – 1.47%
1,052,600	TIBCO Software, Inc.*	(a)	$21,283,572

	Medical - Biomedical / Genetics – 0.99%
75,160	Alexion Pharmaceuticals, Inc.*		6,925,242
150,880	Gilead Sciences, Inc.*		7,382,559
			14,307,801

	Medical - Wholesale Drug Distribution – 1.86%
524,280	AmerisourceBergen Corp.		26,974,206

	Multi-Media – 5.33%
963,700	News Corp., Class B	(a)	29,643,412
827,490	Time Warner, Inc.		47,679,974
			77,323,386

	Networking Products – 2.83%
1,963,400	Cisco Systems, Inc.	(a)	41,054,694

	Retail - Discount – 4.55%
439,110	Costco Wholesale Corp.	(a)	46,593,962
401,172	Dollar Tree, Inc.*	(a)	19,428,760
			66,022,722

	Retail - Gardening Products – 0.46%
64,786	Tractor Supply Co.		6,746,166

	Retail - Restaurants – 3.66%
76,620	Chipotle Mexican Grill, Inc.*	(a)	24,968,159
345,100	Dunkin’ Brands Group, Inc.	(a)	12,727,288
93,100	Panera Bread Co., Class A*	(a)	15,383,844
			53,079,291

	Retail - Sporting Goods – 1.74%
414,750	Cabela’s, Inc.*	(a)	25,208,505

	Semiconductor Components - Integrated Circuits – 3.63%
980,420	Analog Devices, Inc.	(a)	45,579,726

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Semiconductor Components - Integrated Circuits (continued)
1,011,920	Atmel Corp.*		$7,042,963
			52,622,689

	Semiconductor Equipment – 2.81%
2,514,300	Teradyne, Inc.*	(a)	40,781,946

	Television – 3.31%
1,030,000	CBS Corp.- Class B – Non Voting	(a)	48,090,700

	Wireless Equipment – 0.72%
419,900	Aruba Networks, Inc.*		10,388,326
	Total United States (Cost $1,295,214,217)		$1,441,361,352

	China – 5.85%
	E-Commerce / Products – 0.27%
956,030	E-Commerce China Dangdang, Inc. - Sponsored ADR*	(a)	3,967,524

	Internet Content - Entertainment – 1.82%
482,561	NetEase, Inc. - Sponsored ADR*	(a)	26,429,866

	Real Estate Operations / Development – 0.80%
7,046,711	Longfor Properties Co., Ltd.		11,655,785

	Retail - Hypermarkets – 0.66%
6,865,000	Sun Art Retail Group, Ltd.		9,551,121

	Retail - Regional Department Stores – 0.86%
6,908,303	Golden Eagle Retail Group, Ltd.		12,459,180

	Web Portals / ISP – 1.44%
163,355	Baidu, Inc. - Sponsored ADR*	(a)	14,326,233
131,900	Sohu.com, Inc.*		6,543,559
			20,869,792
	Total China (Cost $86,472,126)		$84,933,268

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares		March 31, 2013 Fair Value

	Common Stock – (continued)
	Hong Kong – 8.25%
	Agricultural Operations – 0.14%
562,293	Le Gaga Holdings, Ltd. - Sponsored ADR*	$1,973,649

	Alternative Waste Technology – 2.06%
41,713,633	China Everbright International, Ltd.	29,931,139

	Casino Hotels – 4.03%
13,988,000	Galaxy Entertainment Group, Ltd.*	58,383,573

	Registered Investment Company – 1.70%
18,406,900	iShares FTSE/Xinhua A50 China Tracker	24,708,047

	Retail - Apparel / Shoes – 0.32%
9,079,637	Trinity, Ltd.	4,643,538
	Total Hong Kong (Cost $90,226,461)	$119,639,946

	Singapore – 1.02%
	Real Estate Operations / Development – 1.02%
6,993,000	Global Logistic Properties, Ltd.	14,768,394
	Total Singapore (Cost $14,774,848)	$14,768,394

	Total Common Stock (Cost $1,486,687,652)	$1,660,702,960

	Total Investments in Securities (Cost $1,486,687,652) -114.44%	$1,660,702,960

	Other Liabilities in Excess of Assets – (14.44%)**	(209,517,282)

	Members’ Capital – 100.00%	$1,451,185,678

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $289,649,839 invested in a BNY Mellon Money Market Account, which is 19.96% of Members’ Capital and foreign currency with a U.S. Dollar value $28,892,992 held in BNY Mellon Money Market Accounts, which are 1.99% of Members’ Capital.

At December 31, 2012, the aggregate cost for federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,417,832,319 and $505,622,864, respectively.

For Federal income tax purposes, at December 31, 2012, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $109,948,673 consisting of $188,633,918 gross unrealized gain and $78,685,245 gross unrealized loss.

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2013 Fair Value

	Securities Sold, Not Yet Purchased – 32.16%
	Common Stock – 32.16%
	United States – 17.37%
	Apparel Manufacturers – 0.52%
150,300	Coach, Inc.	$7,513,497

	Building - Mobile Home / Manufactured Housing – 0.53%
207,500	Thor Industries, Inc.	7,633,925

	Casino Hotels – 0.50%
876,900	Boyd Gaming Corp.	7,251,963

	Commercial Services - Finance – 0.87%
843,200	The Western Union Co.	12,681,728

	Computer Services – 0.21%
79,100	j2 Global, Inc.	3,101,511

	Computers – 0.24%
146,200	Hewlett-Packard Co.	3,485,408

	Cruise Lines – 1.33%
561,790	Carnival Corp.	19,269,397

	Electronic Components - Semiconductors – 3.68%
235,860	Cree, Inc.	12,903,901
164,903	Diodes, Inc.	3,459,665
742,600	Freescale Semiconductor, Ltd.	11,057,314
620,600	Intel Corp.	13,560,110
132,600	Skyworks Solutions, Inc.	2,921,178
268,000	Texas Instruments, Inc.	9,508,640
		53,410,808

	Enterprise Software / Services – 1.09%
490,130	Oracle Corp.	15,850,804

	Food - Retail – 0.77%
141,600	Safeway, Inc.	3,731,160
226,220	The Kroger Co.	7,496,931
		11,228,091

	Human Resources – 0.52%
625,900	Monster Worldwide, Inc.	3,173,313

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Human Resources (continued)
116,680	Robert Half International, Inc.	$4,379,000
		7,552,313

	Internet Content - Information / Network – 0.34%
478,380	Dice Holdings, Inc.	4,845,989

	Networking Products – 0.20%
148,010	LogMeIn, Inc.	2,844,752

	Office Automation & Equipment – 0.38%
637,000	Xerox Corp.	5,478,200

	Printing - Commercial – 0.73%
352,800	Valassis Communications, Inc.	10,538,136

	Recreational Centers – 0.82%
278,300	Life Time Fitness, Inc.	11,905,674

	Rental Auto / Equipment – 0.40%
157,200	Rent-A-Center, Inc.	5,806,968

	Retail - Apparel / Shoes – 0.68%
163,262	Jos. A. Bank Clothiers, Inc.	6,514,154
72,900	The Buckle, Inc.	3,400,785
		9,914,939

	Retail - Computer Equipment – 0.94%
486,500	GameStop Corp., Class A	13,607,405

	Semiconductor Equipment – 0.35%
146,270	Cabot Microelectronics Corp.	5,082,883

	Telecommunication Equipment – 0.80%
263,011	Plantronics, Inc.	11,622,456

	Telecommunication Equipment Fiber Optics – 1.47%
1,603,290	Corning, Inc.	21,371,856
	Total United States (Proceeds $222,191,880)	$251,998,703

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2013 Fair Value

	Common Stock – (continued)
	Canada – 0.81%
	Auction House / Art Dealer – 0.29%
193,300	Ritchie Bros Auctioneers, Inc.	$4,194,610

	Enterprise Software / Services – 0.52%
128,000	Open Text Corp.	7,555,840
	Total Canada (Proceeds $10,189,075)	$11,750,450

	China – 3.31%
	Computers – 0.65%
9,554,000	Lenovo Group, Ltd.	9,489,201

	Electric - Generation – 0.84%
11,664,482	Datang International Power Generation Co., Ltd., Class H	5,154,062
6,552,000	Huaneng Power International, Inc., Class H	6,988,665
		12,142,727

	Food - Miscellaneous / Diversified – 0.09%
1,999,000	China Yurun Food Group, Ltd.	1,369,981

	Machinery - Construction & Mining – 0.74%
16,656,000	Lonking Holdings, Ltd.	3,797,817
5,758,800	Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H	6,951,229
		10,749,046

	Metal - Aluminum – 0.14%
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR	2,088,058

	Metal Processors & Fabrication – 0.23%
9,732,000	China Zhongwang Holdings, Ltd.	3,284,683

	Real Estate Operations / Development – 0.49%
4,258,000	Guangzhou R&F Properties Co., Ltd., Class H	7,141,784

	Semiconductor Components - Integrated Circuits – 0.02%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	225,132

	Telecommunication Equipment – 0.11%
901,400	ZTE Corp., Class H	1,556,010

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2013 Fair Value

	Common Stock – (continued)
	China – (continued)
	Total China (Proceeds $51,417,766)	$48,046,622

	Germany – 0.04%
	Power Conversion / Supply Equipment – 0.04%
24,358	SMA Solar Technology AG	583,959
	Total Germany (Proceeds $2,498,395)	$583,959

	Hong Kong – 2.86%
	Audio / Video Products – 0.06%
1,263,993	Skyworth Digital Holdings, Ltd.	848,345

	Distribution / Wholesale – 1.34%
14,079,000	Li & Fung, Ltd.	19,406,429

	Electric - Integrated – 0.67%
1,112,000	CLP Holdings, Ltd.	9,741,004

	Paper & Related Products – 0.15%
2,304,000	Nine Dragons Paper Holdings, Ltd.	2,163,715

	Retail - Miscellaneous / Diversified – 0.64%
3,144,000	China Resources Enterprise, Ltd.	9,315,377
	Total Hong Kong (Proceeds $42,878,554)	$41,474,870

	India – 0.80%
	Computer Services – 0.80%
215,900	Infosys, Ltd. - Sponsored ADR	11,639,169
	Total India (Proceeds $9,341,585)	$11,639,169

	Japan – 3.49%
	Audio / Video Products – 1.56%
3,027,712	Panasonic Corp.	22,670,732

	Office Automation & Equipment – 1.06%
420,900	Canon, Inc.	15,444,589

	Photo Equipment & Supplies – 0.35%
256,300	FUJIFILM Holdings Corp.	5,054,017

	Printing - Commercial – 0.52%
791,600	Dai Nippon Printing Co., Ltd.	7,535,414

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2013 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Total Japan (Proceeds $47,678,400)	$50,704,752

	Singapore – 0.65%
	Airlines – 0.65%
1,081,000	Singapore Airlines, Ltd.	9,471,607
	Total Singapore (Proceeds $9,997,478)	$9,471,607

	South Korea – 1.03%
	Electronic Components - Miscellaneous – 1.03%
1,023,400	LG Display Co., Ltd. - Sponsored ADR	14,931,406
	Total South Korea (Proceeds $14,754,040)	$14,931,406

	Switzerland – 0.48%
	Computers - Peripheral Equipment – 0.48%
990,052	Logitech International SA	6,900,662
	Total Switzerland (Proceeds $13,954,574)	$6,900,662

	Taiwan – 1.32%
	Electronic Components - Miscellaneous – 0.43%
1,459,100	AU Optronics Corp. - Sponsored ADR	6,274,130

	Semiconductor Components - Integrated Circuits – 0.89%
1,068,137	Siliconware Precision Industries Co. - Sponsored ADR	6,216,557
3,718,433	United Microelectronics Corp. - Sponsored ADR	6,693,180
		12,909,737
	Total Taiwan (Proceeds $21,146,190)	$19,183,867
	Total Common Stock (Proceeds $466,047,937)	$466,686,067
	Total Securities Sold, Not Yet Purchased (Proceed $446,047,937)	$466,686,067

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (0.06%)
	Total Return Swap Contracts - Long - 0.00%
	United States – (0.11%)
	Semiconductor Components - Integrated Circuits - 0.03%
$116,882,658	5/31/2013	QUALCOMM, Inc.	$514,722

		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - (0.14%)
88,131,322	5/31/2013	Google, Inc., Class A	(2,044,107)

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total United States		$(1,529,385)

	Japan – 0.18%
	E-Commerce / Products - 0.11%
44,719,843	12/22/2014	Rakuten, Inc.	1,517,702

		Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Web Portals/ISP - 0.07%
12,682,059	12/22/2014	GMO internet, Inc.	5,297

		Agreement with Morgan Stanley, dated 09/12/2012 to receive the total return of the shares of GMO internet, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

3,301,514	12/22/2014	Japan Exchange Group, Inc.	131,550

		Agreement with Morgan Stanley, dated 03/21/2013 to receive the total return of the shares of Japan Exchange Group, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Japan – (continued)
	Web Portals/ISP - (continued)
$16,468,943	12/22/2014	Yahoo Japan Corp.	$899,755

		Agreement with Morgan Stanley, dated 03/04/2013 to receive the total return of the shares of Yahoo Japan Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

			1,036,602
	Total Japan		$2,554,304

	South Korea – 0.01%
	Electronic Components - Semiconductors - 0.00%
86,767,738	12/27/2013	Samsung Electronics Co., Ltd.	22,022

		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Web Portals / ISP - 0.01%
3,728,417	12/27/2013	NHN Corp.	10,381

		Agreement with Morgan Stanley, dated 08/01/2011 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

43,582,303	3/31/2014	NHN Corp.	121,850

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			132,231
	Total South Korea		$154,253

	Taiwan – (0.08)%
	Retail - Restaurants - (0.08%)
16,192,634	1/23/2015	Gourmet Master Co., Ltd.	(1,160,975)

		Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Total Taiwan		$(1,160,975)
	Total Return Swap Contracts - Long		$18,197

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.06)%
	Belgium – (0.01)%
	Food-Retail - (0.01)%
$9,191,629	1/3/2014	Delhaize Group SA	$(125,402)

		Agreement with Morgan Stanley, dated 10/29/2012 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Belgium		$(125,402)

	Japan - (0.02%)
	Audio / Video Products - 0.03%
7,459,916	12/22/2014	Sharp Corp.	459,511

		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 15.00%.

	Building Products - Doors & Windows - (0.04%)
19,877,554	12/22/2014	Asahi Glass Co., Ltd.	(515,797)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Capacitors - (0.01%)
20,707,012	12/22/2014	Taiyo Yuden Co., Ltd.	(119,250)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.87%.

	Chemicals - Diversified - 0.02%
3,384,154	12/22/2014	Hitachi Chemical Co., Ltd.	12,133

		Agreement with Morgan Stanley, dated 08/29/2011 to deliver the total return of the shares of Hitachi Chemical Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Chemicals - Diversified - (continued)
$8,509,530	12/22/2014	Kuraray Co., Ltd.	$206,615

		Agreement with Morgan Stanley, dated 06/18/2012 to deliver the total return of the shares of Kuraray Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			218,748
	Electric Products - Miscellaneous - 0.00%
5,561,772	12/22/2014	Brother Industries, Ltd.	60,406

		Agreement with Morgan Stanley, dated 03/6/2012 to deliver the total return of the shares of Brother Industries, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.43%.

	Electronic Components - Miscellaneous - (0.02%)
6,677,490	12/22/2014	NEC Corp.	(34,582)

		Agreement with Morgan Stanley, dated 7/30/2012 to deliver the total return of the shares of NEC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

17,754,141	12/22/2014	Nippon Electric Glass Co., Ltd.	52,710

		Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

18,260,107	12/22/2014	Toshiba Corp.	(237,806)

		Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(219,678)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Electronic Components - Semiconductors - (0.00%)
$3,481,570	12/22/2014	Nippon Chemi-Con Corp.	$(148,343)

		Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

6,737,263	12/22/2014	Rohm Co., Ltd.	103,189

		Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of Rohm Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(45,154)
	Office Automation & Equipment - (0.02%)
11,927,705	12/22/2014	Ricoh Co., Ltd.	(105,481)

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

11,191,296	12/22/2014	Seiko Epson Corp.	(155,453)

		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.

			(260,934)
	Photo Equipment & Supplies - 0.02%
12,425,542	12/22/2014	Konica Minolta, Inc.	209,427

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Japan		$(212,721)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Netherlands – 0.00%
	Food-Retail - 0.00%
$8,803,807	1/3/2014	Koninklijke (Royal) KPN NV	$49,550

		Agreement with Morgan Stanley, dated 11/20/2012 to deliver the total return of the shares of Koninklijke (Royal) KPN NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Netherlands		$49,550

	South Korea – 0.04%
	Electric Products - Miscellaneous - 0.03%
13,207,000	12/27/2013	LG Electronics, Inc.	203,110

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

1,117,985	12/27/2013	LG Innotek Co., Ltd.	16,984

		Agreement with Morgan Stanley, dated 5/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.78%.

9,533,824	3/31/2014	LG Innotek Co., Ltd.	142,378

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.00%.
			362,472

	Electronic Components - Semiconductors - 0.01%
12,799,194	3/31/2014	Hynix Semiconductors, Inc.	156,239

		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductors, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.78%.

	Total South Korea		$518,711

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Spain - (0.00%)
	Finance - Investment Banker / Broker - (0.00%)
$1,662,483	1/3/2014	Bolsas y Mercados Espanoles SA	$(6,329)

		Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.

	Total Spain		$(6,329)

	Switzerland – (0.00%)
	Retail-Jewelry - (0.00%)
1,609,376	1/3/2014	The Swatch Group AG	(30,760)

		Agreement with Morgan Stanley, dated 07/16/2012 to deliver the total return of the shares of The Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Switzerland		$(30,760)

	Tawian - (0.07%)
	Airlines - (0.00%)
1,507,977	1/23/2015	China Airlines, Ltd.	57,057

	.	Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of China Airlines, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.33%.

	Circuit Boards - (0.00%)
2,090,645	1/23/2015	Unimicron Technology Corp.	(29,590)

		Agreement with Morgan Stanley, dated 11/08/2011 to deliver the total return of the shares of Unimicron Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

	Computers - (0.03%)
10,940,578	1/23/2015	Asustek Computer, Inc.	(271,945)

		Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.25%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Computers - (continued)
$4,861,119	1/23/2015	Compal Electronics, Inc.	$(172,452)

		Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

3,212,521	1/23/2015	Winstron Corp.	77,801

		Agreement with Morgan Stanley, dated 04/25/2011 to deliver the total return of the shares of Winstron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.40%.

			(366,596)
	Computers - Peripheral Equipment - 0.01%
4,075,847	1/23/2015	Chicony Electronics Co., Ltd.	(150,412)

		Agreement with Morgan Stanley, dated 04/20/2011 to deliver the total return of the shares of Chicony Electronics Co.,Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

8,676,980	1/23/2015	Innolux Corp.	282,455

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.50%.

			132,043
	Electronic Components - Miscellaneous - 0.00%
4,582,015	1/23/2015	AU Optronics Corp.	57,658

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			March 31, 2013
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Electronic Components - Miscellaneous - (continued)
$9,573,307	1/23/2015	Hon Hai Precision Industry Co., Ltd.	$(18,389)

		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

1,495,990	1/23/2015	Pegatron Corp.	(35,585)

		Agreement with Morgan Stanley, dated 06/26/2012 to deliver the total return of the shares of Pegatron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.01%.

662,885	1/23/2015	Silitech Technology Corp.	(10,533)

		Agreement with Morgan Stanley, dated 10/17/2011 to deliver the total return of the shares of Silitech Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.19%.

7,056,680	1/23/2015	TPK Holding Co., Ltd.	(1,551)

		Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.

			(8,400)
	Electronic Components - Semiconductors - (0.00%)
724,154	1/23/2015	Epistar Corp.	34,737

		Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.50%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			March 31, 2013
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Electronic Components - Semiconductors - (continued)
$2,395,605	1/23/2015	Everlight Electronics Co., Ltd.	$(3,294)

		Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.40%.

17,041,689	1/23/2015	MediaTek, Inc.	(57,082)

		Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

			(25,639)

	Metal Processors & Fabrication - (0.02%)
6,358,275	1/23/2015	Catcher Technology Co., Ltd.	(270,100)

		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.

	Photo Equipment & Supplies - (0.03%)
9,773,601	1/23/2015	Largan Precision Co., Ltd.	(454,804)

		Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.

	Semiconductor Components - Integrated Circuits - (0.00%)
11,306,667	1/23/2015	Powertech Technology, Inc.	(68,647)

		Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.97%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

			March 31, 2013
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Semiconductor Components - Integrated Circuits - (continued)
$1,751,180	1/23/2015	Realtek Semiconductor Corp.	$924

		Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.52%

			(67,723)
	Total Taiwan		$(1,033,752)

	United Kingdom – (0.00%)
	Food-Retail - (0.00%)
8,767,393	12/11/2014	WM Morrison Supermarkets PLC	(28,042)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total United Kingdom		$(28,042)

	Total Return Swap Contracts - Short		$(868,745)
	Total Swap Contracts		$(850,548)

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Company’s investment at fair value

		Securities Sold,	Other
	Investments	Not Yet	Financial
Valuation Inputs	in Securities	Purchased	Instruments
Level 1 - Quoted Prices
Common Stock	$1,660,702,960	$466,686,067

Level 2 - Other Significant
Observable Inputs
Total Return Swaps			(850,548)

Level 3 - Other Significant
Unobservable Inputs	—	—	—

Total	$1,660,702,960	$466,686,067	$(850,548)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	5/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	5/22/2013

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	5/22/2013

* Print the name and title of each signing officer under his or her signature.